Share-Based Compensation - Summary of Stock Option Activity (Parenthetical) (Details)	12 Months Ended
	Oct. 31, 2023 $ / shares	Oct. 31, 2023 $ / shares	Oct. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options granted | (per share)	$ 4.05		$ 1.22
Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options granted		$ 2.11
Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options granted		5.87
Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options granted		$ 12.36